Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK CAPITAL SERIES
Entity Central Index Key	0000045291
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000106431 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class R6
Trading Symbol	JCVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R6/JCVWX)	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Classic Value Fund (Class R6/JCVWX) returned 8.20% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector was the largest contributor to the fund’s results on an absolute basis, led by positions in Citigroup, Inc., Wells Fargo & Company and Capital One Financial Corp.
Health care | The fund’s health care holdings contributed to performance. Holdings in CVS Health Corp. and Fresenius Medical Care AG produced notable gains.
Information technology | Within the information technology sector, TE Connectivity PLC performed well and made a meaningful contribution to performance.
TOP PERFORMANCE DETRACTORS
Materials | The fund’s holdings in the materials sector detracted from its absolute return. Within the sector, the most notable individual detractor was Dow, Inc.
Consumer discretionary | Within this sector, Newell Brands, Inc. performed poorly.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class R6/JCVWX)	8.20%	16.18%	8.51%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 582,337,170
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 5,026,856
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$582,337,170
Total number of portfolio holdings	34
Total advisory fees paid (net)	$5,026,856
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CVS Health Corp.	5.2%
Humana, Inc.	5.1%
Citigroup, Inc.	4.8%
Fresenius Medical Care AG, ADR	4.7%
Wells Fargo & Company	4.6%
Magna International, Inc.	4.4%
Capital One Financial Corp.	4.1%
Baxter International, Inc.	3.9%
Dollar General Corp.	3.8%
MetLife, Inc.	3.7%

Sector Composition
Financials	32.7%
Health care	26.7%
Information technology	10.1%
Consumer discretionary	9.9%
Consumer staples	5.9%
Energy	4.8%
Industrials	4.6%
Materials	4.6%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CVS Health Corp.	5.2%
Humana, Inc.	5.1%
Citigroup, Inc.	4.8%
Fresenius Medical Care AG, ADR	4.7%
Wells Fargo & Company	4.6%
Magna International, Inc.	4.4%
Capital One Financial Corp.	4.1%
Baxter International, Inc.	3.9%
Dollar General Corp.	3.8%
MetLife, Inc.	3.7%

C000078721 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class R5
Trading Symbol	JCVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R5/JCVVX)	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Classic Value Fund (Class R5/JCVVX) returned 8.12% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector was the largest contributor to the fund’s results on an absolute basis, led by positions in Citigroup, Inc., Wells Fargo & Company and Capital One Financial Corp.
Health care | The fund’s health care holdings contributed to performance. Holdings in CVS Health Corp. and Fresenius Medical Care AG produced notable gains.
Information technology | Within the information technology sector, TE Connectivity PLC performed well and made a meaningful contribution to performance.
TOP PERFORMANCE DETRACTORS
Materials | The fund’s holdings in the materials sector detracted from its absolute return. Within the sector, the most notable individual detractor was Dow, Inc.
Consumer discretionary | Within this sector, Newell Brands, Inc. performed poorly.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class R5/JCVVX)	8.12%	16.11%	8.45%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 582,337,170
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 5,026,856
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$582,337,170
Total number of portfolio holdings	34
Total advisory fees paid (net)	$5,026,856
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CVS Health Corp.	5.2%
Humana, Inc.	5.1%
Citigroup, Inc.	4.8%
Fresenius Medical Care AG, ADR	4.7%
Wells Fargo & Company	4.6%
Magna International, Inc.	4.4%
Capital One Financial Corp.	4.1%
Baxter International, Inc.	3.9%
Dollar General Corp.	3.8%
MetLife, Inc.	3.7%

Sector Composition
Financials	32.7%
Health care	26.7%
Information technology	10.1%
Consumer discretionary	9.9%
Consumer staples	5.9%
Energy	4.8%
Industrials	4.6%
Materials	4.6%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CVS Health Corp.	5.2%
Humana, Inc.	5.1%
Citigroup, Inc.	4.8%
Fresenius Medical Care AG, ADR	4.7%
Wells Fargo & Company	4.6%
Magna International, Inc.	4.4%
Capital One Financial Corp.	4.1%
Baxter International, Inc.	3.9%
Dollar General Corp.	3.8%
MetLife, Inc.	3.7%

C000113483 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class R2
Trading Symbol	JCVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R2/JCVSX)	$132	1.27%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Classic Value Fund (Class R2/JCVSX) returned 7.65% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector was the largest contributor to the fund’s results on an absolute basis, led by positions in Citigroup, Inc., Wells Fargo & Company and Capital One Financial Corp.
Health care | The fund’s health care holdings contributed to performance. Holdings in CVS Health Corp. and Fresenius Medical Care AG produced notable gains.
Information technology | Within the information technology sector, TE Connectivity PLC performed well and made a meaningful contribution to performance.
TOP PERFORMANCE DETRACTORS
Materials | The fund’s holdings in the materials sector detracted from its absolute return. Within the sector, the most notable individual detractor was Dow, Inc.
Consumer discretionary | Within this sector, Newell Brands, Inc. performed poorly.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class R2/JCVSX)	7.65%	15.62%	7.97%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 582,337,170
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 5,026,856
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$582,337,170
Total number of portfolio holdings	34
Total advisory fees paid (net)	$5,026,856
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CVS Health Corp.	5.2%
Humana, Inc.	5.1%
Citigroup, Inc.	4.8%
Fresenius Medical Care AG, ADR	4.7%
Wells Fargo & Company	4.6%
Magna International, Inc.	4.4%
Capital One Financial Corp.	4.1%
Baxter International, Inc.	3.9%
Dollar General Corp.	3.8%
MetLife, Inc.	3.7%

Sector Composition
Financials	32.7%
Health care	26.7%
Information technology	10.1%
Consumer discretionary	9.9%
Consumer staples	5.9%
Energy	4.8%
Industrials	4.6%
Materials	4.6%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CVS Health Corp.	5.2%
Humana, Inc.	5.1%
Citigroup, Inc.	4.8%
Fresenius Medical Care AG, ADR	4.7%
Wells Fargo & Company	4.6%
Magna International, Inc.	4.4%
Capital One Financial Corp.	4.1%
Baxter International, Inc.	3.9%
Dollar General Corp.	3.8%
MetLife, Inc.	3.7%

C000001748 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class I
Trading Symbol	JCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class I/JCVIX)	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Classic Value Fund (Class I/JCVIX) returned 8.06% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector was the largest contributor to the fund’s results on an absolute basis, led by positions in Citigroup, Inc., Wells Fargo & Company and Capital One Financial Corp.
Health care | The fund’s health care holdings contributed to performance. Holdings in CVS Health Corp. and Fresenius Medical Care AG produced notable gains.
Information technology | Within the information technology sector, TE Connectivity PLC performed well and made a meaningful contribution to performance.
TOP PERFORMANCE DETRACTORS
Materials | The fund’s holdings in the materials sector detracted from its absolute return. Within the sector, the most notable individual detractor was Dow, Inc.
Consumer discretionary | Within this sector, Newell Brands, Inc. performed poorly.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class I/JCVIX)	8.06%	16.05%	8.39%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 582,337,170
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 5,026,856
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$582,337,170
Total number of portfolio holdings	34
Total advisory fees paid (net)	$5,026,856
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CVS Health Corp.	5.2%
Humana, Inc.	5.1%
Citigroup, Inc.	4.8%
Fresenius Medical Care AG, ADR	4.7%
Wells Fargo & Company	4.6%
Magna International, Inc.	4.4%
Capital One Financial Corp.	4.1%
Baxter International, Inc.	3.9%
Dollar General Corp.	3.8%
MetLife, Inc.	3.7%

Sector Composition
Financials	32.7%
Health care	26.7%
Information technology	10.1%
Consumer discretionary	9.9%
Consumer staples	5.9%
Energy	4.8%
Industrials	4.6%
Materials	4.6%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CVS Health Corp.	5.2%
Humana, Inc.	5.1%
Citigroup, Inc.	4.8%
Fresenius Medical Care AG, ADR	4.7%
Wells Fargo & Company	4.6%
Magna International, Inc.	4.4%
Capital One Financial Corp.	4.1%
Baxter International, Inc.	3.9%
Dollar General Corp.	3.8%
MetLife, Inc.	3.7%

C000001747 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class C
Trading Symbol	JCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class C/JCVCX)	$196	1.89%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Classic Value Fund (Class C/JCVCX) returned 6.98% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector was the largest contributor to the fund’s results on an absolute basis, led by positions in Citigroup, Inc., Wells Fargo & Company and Capital One Financial Corp.
Health care | The fund’s health care holdings contributed to performance. Holdings in CVS Health Corp. and Fresenius Medical Care AG produced notable gains.
Information technology | Within the information technology sector, TE Connectivity PLC performed well and made a meaningful contribution to performance.
TOP PERFORMANCE DETRACTORS
Materials | The fund’s holdings in the materials sector detracted from its absolute return. Within the sector, the most notable individual detractor was Dow, Inc.
Consumer discretionary | Within this sector, Newell Brands, Inc. performed poorly.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class C/JCVCX)	6.28%	14.90%	7.31%
Classic Value Fund (Class C/JCVCX)—excluding sales charge	6.98%	14.90%	7.31%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 582,337,170
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 5,026,856
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$582,337,170
Total number of portfolio holdings	34
Total advisory fees paid (net)	$5,026,856
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CVS Health Corp.	5.2%
Humana, Inc.	5.1%
Citigroup, Inc.	4.8%
Fresenius Medical Care AG, ADR	4.7%
Wells Fargo & Company	4.6%
Magna International, Inc.	4.4%
Capital One Financial Corp.	4.1%
Baxter International, Inc.	3.9%
Dollar General Corp.	3.8%
MetLife, Inc.	3.7%

Sector Composition
Financials	32.7%
Health care	26.7%
Information technology	10.1%
Consumer discretionary	9.9%
Consumer staples	5.9%
Energy	4.8%
Industrials	4.6%
Materials	4.6%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CVS Health Corp.	5.2%
Humana, Inc.	5.1%
Citigroup, Inc.	4.8%
Fresenius Medical Care AG, ADR	4.7%
Wells Fargo & Company	4.6%
Magna International, Inc.	4.4%
Capital One Financial Corp.	4.1%
Baxter International, Inc.	3.9%
Dollar General Corp.	3.8%
MetLife, Inc.	3.7%

C000001745 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class A
Trading Symbol	PZFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class A/PZFVX)	$118	1.14%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Classic Value Fund (Class A/PZFVX) returned 7.80% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector was the largest contributor to the fund’s results on an absolute basis, led by positions in Citigroup, Inc., Wells Fargo & Company and Capital One Financial Corp.
Health care | The fund’s health care holdings contributed to performance. Holdings in CVS Health Corp. and Fresenius Medical Care AG produced notable gains.
Information technology | Within the information technology sector, TE Connectivity PLC performed well and made a meaningful contribution to performance.
TOP PERFORMANCE DETRACTORS
Materials | The fund’s holdings in the materials sector detracted from its absolute return. Within the sector, the most notable individual detractor was Dow, Inc.
Consumer discretionary | Within this sector, Newell Brands, Inc. performed poorly.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class A/PZFVX)	2.40%	14.58%	7.56%
Classic Value Fund (Class A/PZFVX)—excluding sales charge	7.80%	15.76%	8.12%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 582,337,170
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 5,026,856
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$582,337,170
Total number of portfolio holdings	34
Total advisory fees paid (net)	$5,026,856
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CVS Health Corp.	5.2%
Humana, Inc.	5.1%
Citigroup, Inc.	4.8%
Fresenius Medical Care AG, ADR	4.7%
Wells Fargo & Company	4.6%
Magna International, Inc.	4.4%
Capital One Financial Corp.	4.1%
Baxter International, Inc.	3.9%
Dollar General Corp.	3.8%
MetLife, Inc.	3.7%

Sector Composition
Financials	32.7%
Health care	26.7%
Information technology	10.1%
Consumer discretionary	9.9%
Consumer staples	5.9%
Energy	4.8%
Industrials	4.6%
Materials	4.6%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CVS Health Corp.	5.2%
Humana, Inc.	5.1%
Citigroup, Inc.	4.8%
Fresenius Medical Care AG, ADR	4.7%
Wells Fargo & Company	4.6%
Magna International, Inc.	4.4%
Capital One Financial Corp.	4.1%
Baxter International, Inc.	3.9%
Dollar General Corp.	3.8%
MetLife, Inc.	3.7%

C000001759 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class A
Trading Symbol	USGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class A/USGLX)	$116	1.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class A/USGLX) returned 4.86% (excluding sales charges) for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was a rally in the U.S. equity market, driven by optimism around economic growth and future interest rate cuts by the U.S. Federal Reserve, as well as continued excitement surrounding artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The stock benefited from explosive AI demand given the company’s leading-edge graphic processor technology and its strategic positioning in data centers and AI ecosystems.
Amazon.com, Inc. | The e-commerce giant rallied due to strong AI-driven innovation and demand for its cloud services, which drove robust earnings growth.
Microsoft Corp. | AI also helped drive earnings that consistently exceeded expectations for the software and technology conglomerate.
TOP PERFORMANCE DETRACTORS
Gartner, Inc. | Slowing growth resulting from tariff uncertainty led to reduced earnings guidance for the management consulting firm.
Novo Nordisk A/S | Pharmaceutical company stock tumbled in response to disappointing clinical trials for its next-generation obesity drug.
UnitedHealth Group, Inc. | Health insurer reported weaker-than-expected earnings and faced some uncertainty in its Medicare business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class A/USGLX)	(0.39)%	6.89%	11.24%
U.S. Global Leaders Growth Fund (Class A/USGLX)—excluding sales charge	4.86%	7.99%	11.81%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,835,564,675
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 15,112,024
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,835,564,675
Total number of portfolio holdings	28
Total advisory fees paid (net)	$15,112,024
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.4%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.3%
Waste Management, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Intuit, Inc.	4.7%
Visa, Inc., Class A	4.5%
Yum! Brands, Inc.	4.0%
Synopsys, Inc.	3.8%
Salesforce, Inc.	3.7%

Sector Composition
Information technology	38.4%
Consumer discretionary	15.8%
Financials	12.8%
Industrials	11.1%
Communication services	10.4%
Health care	8.6%
Materials	2.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.4%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.3%
Waste Management, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Intuit, Inc.	4.7%
Visa, Inc., Class A	4.5%
Yum! Brands, Inc.	4.0%
Synopsys, Inc.	3.8%
Salesforce, Inc.	3.7%

C000001761 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class C
Trading Symbol	USLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class C/USLCX)	$192	1.88%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class C/USLCX) returned 4.07% (excluding sales charges) for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was a rally in the U.S. equity market, driven by optimism around economic growth and future interest rate cuts by the U.S. Federal Reserve, as well as continued excitement surrounding artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The stock benefited from explosive AI demand given the company’s leading-edge graphic processor technology and its strategic positioning in data centers and AI ecosystems.
Amazon.com, Inc. | The e-commerce giant rallied due to strong AI-driven innovation and demand for its cloud services, which drove robust earnings growth.
Microsoft Corp. | AI also helped drive earnings that consistently exceeded expectations for the software and technology conglomerate.
TOP PERFORMANCE DETRACTORS
Gartner, Inc. | Slowing growth resulting from tariff uncertainty led to reduced earnings guidance for the management consulting firm.
Novo Nordisk A/S | Pharmaceutical company stock tumbled in response to disappointing clinical trials for its next-generation obesity drug.
UnitedHealth Group, Inc. | Health insurer reported weaker-than-expected earnings and faced some uncertainty in its Medicare business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class C/USLCX)	3.22%	7.18%	10.97%
U.S. Global Leaders Growth Fund (Class C/USLCX)—excluding sales charge	4.07%	7.18%	10.97%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,835,564,675
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 15,112,024
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,835,564,675
Total number of portfolio holdings	28
Total advisory fees paid (net)	$15,112,024
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.4%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.3%
Waste Management, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Intuit, Inc.	4.7%
Visa, Inc., Class A	4.5%
Yum! Brands, Inc.	4.0%
Synopsys, Inc.	3.8%
Salesforce, Inc.	3.7%

Sector Composition
Information technology	38.4%
Consumer discretionary	15.8%
Financials	12.8%
Industrials	11.1%
Communication services	10.4%
Health care	8.6%
Materials	2.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.4%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.3%
Waste Management, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Intuit, Inc.	4.7%
Visa, Inc., Class A	4.5%
Yum! Brands, Inc.	4.0%
Synopsys, Inc.	3.8%
Salesforce, Inc.	3.7%

C000001762 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class I
Trading Symbol	USLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class I/USLIX)	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class I/USLIX) returned 5.12% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was a rally in the U.S. equity market, driven by optimism around economic growth and future interest rate cuts by the U.S. Federal Reserve, as well as continued excitement surrounding artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The stock benefited from explosive AI demand given the company’s leading-edge graphic processor technology and its strategic positioning in data centers and AI ecosystems.
Amazon.com, Inc. | The e-commerce giant rallied due to strong AI-driven innovation and demand for its cloud services, which drove robust earnings growth.
Microsoft Corp. | AI also helped drive earnings that consistently exceeded expectations for the software and technology conglomerate.
TOP PERFORMANCE DETRACTORS
Gartner, Inc. | Slowing growth resulting from tariff uncertainty led to reduced earnings guidance for the management consulting firm.
Novo Nordisk A/S | Pharmaceutical company stock tumbled in response to disappointing clinical trials for its next-generation obesity drug.
UnitedHealth Group, Inc. | Health insurer reported weaker-than-expected earnings and faced some uncertainty in its Medicare business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class I/USLIX)	5.12%	8.26%	12.09%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,835,564,675
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 15,112,024
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,835,564,675
Total number of portfolio holdings	28
Total advisory fees paid (net)	$15,112,024
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.4%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.3%
Waste Management, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Intuit, Inc.	4.7%
Visa, Inc., Class A	4.5%
Yum! Brands, Inc.	4.0%
Synopsys, Inc.	3.8%
Salesforce, Inc.	3.7%

Sector Composition
Information technology	38.4%
Consumer discretionary	15.8%
Financials	12.8%
Industrials	11.1%
Communication services	10.4%
Health care	8.6%
Materials	2.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.4%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.3%
Waste Management, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Intuit, Inc.	4.7%
Visa, Inc., Class A	4.5%
Yum! Brands, Inc.	4.0%
Synopsys, Inc.	3.8%
Salesforce, Inc.	3.7%

C000113484 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class R2
Trading Symbol	USLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class R2/USLYX)	$124	1.21%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class R2/USLYX) returned 4.77% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was a rally in the U.S. equity market, driven by optimism around economic growth and future interest rate cuts by the U.S. Federal Reserve, as well as continued excitement surrounding artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The stock benefited from explosive AI demand given the company’s leading-edge graphic processor technology and its strategic positioning in data centers and AI ecosystems.
Amazon.com, Inc. | The e-commerce giant rallied due to strong AI-driven innovation and demand for its cloud services, which drove robust earnings growth.
Microsoft Corp. | AI also helped drive earnings that consistently exceeded expectations for the software and technology conglomerate.
TOP PERFORMANCE DETRACTORS
Gartner, Inc. | Slowing growth resulting from tariff uncertainty led to reduced earnings guidance for the management consulting firm.
Novo Nordisk A/S | Pharmaceutical company stock tumbled in response to disappointing clinical trials for its next-generation obesity drug.
UnitedHealth Group, Inc. | Health insurer reported weaker-than-expected earnings and faced some uncertainty in its Medicare business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class R2/USLYX)	4.77%	7.88%	11.68%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,835,564,675
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 15,112,024
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,835,564,675
Total number of portfolio holdings	28
Total advisory fees paid (net)	$15,112,024
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.4%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.3%
Waste Management, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Intuit, Inc.	4.7%
Visa, Inc., Class A	4.5%
Yum! Brands, Inc.	4.0%
Synopsys, Inc.	3.8%
Salesforce, Inc.	3.7%

Sector Composition
Information technology	38.4%
Consumer discretionary	15.8%
Financials	12.8%
Industrials	11.1%
Communication services	10.4%
Health care	8.6%
Materials	2.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.4%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.3%
Waste Management, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Intuit, Inc.	4.7%
Visa, Inc., Class A	4.5%
Yum! Brands, Inc.	4.0%
Synopsys, Inc.	3.8%
Salesforce, Inc.	3.7%

C000106432 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class R6
Trading Symbol	UGLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class R6/UGLSX)	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class R6/UGLSX) returned 5.22% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was a rally in the U.S. equity market, driven by optimism around economic growth and future interest rate cuts by the U.S. Federal Reserve, as well as continued excitement surrounding artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The stock benefited from explosive AI demand given the company’s leading-edge graphic processor technology and its strategic positioning in data centers and AI ecosystems.
Amazon.com, Inc. | The e-commerce giant rallied due to strong AI-driven innovation and demand for its cloud services, which drove robust earnings growth.
Microsoft Corp. | AI also helped drive earnings that consistently exceeded expectations for the software and technology conglomerate.
TOP PERFORMANCE DETRACTORS
Gartner, Inc. | Slowing growth resulting from tariff uncertainty led to reduced earnings guidance for the management consulting firm.
Novo Nordisk A/S | Pharmaceutical company stock tumbled in response to disappointing clinical trials for its next-generation obesity drug.
UnitedHealth Group, Inc. | Health insurer reported weaker-than-expected earnings and faced some uncertainty in its Medicare business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class R6/UGLSX)	5.22%	8.37%	12.21%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,835,564,675
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 15,112,024
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,835,564,675
Total number of portfolio holdings	28
Total advisory fees paid (net)	$15,112,024
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.4%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.3%
Waste Management, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Intuit, Inc.	4.7%
Visa, Inc., Class A	4.5%
Yum! Brands, Inc.	4.0%
Synopsys, Inc.	3.8%
Salesforce, Inc.	3.7%

Sector Composition
Information technology	38.4%
Consumer discretionary	15.8%
Financials	12.8%
Industrials	11.1%
Communication services	10.4%
Health care	8.6%
Materials	2.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.4%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.3%
Waste Management, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Intuit, Inc.	4.7%
Visa, Inc., Class A	4.5%
Yum! Brands, Inc.	4.0%
Synopsys, Inc.	3.8%
Salesforce, Inc.	3.7%